Exhibit 99.3 Schedule 3

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXX	234274	XXXXX	C	B	C	B	A	A	A	A	Closed	FCRE1198	2023-12-15 19:11	2024-01-16 14:28	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived--Originator exception approval provided with comp factors. - Due Diligence Vendor-01/16/2024
Ready for Review-Document Uploaded.  - Seller-01/16/2024
Counter--The checks provided indicate in the memo section that they are for salary and bonus and have already been included in the account balance.  Borrower remains short reserves. - Due Diligence Vendor-01/03/2024
Ready for Review-Document Uploaded. Document has been uploaded.  - Seller-01/03/2024
Counter-Pending document - Due Diligence Vendor-01/03/2024
Ready for Review-Document Uploaded. Evidence was provide please see attached and advise. - Seller-01/03/2024
Counter--Missing evidence of receipt of $33K gift funds. - Due Diligence Vendor-01/02/2024
Ready for Review-Document Uploaded.  - Seller-12/29/2023
																						Open-Audited Reserves of 4.62 month(s) are less than Guideline Required Reserves of 6 month(s) -Guideline Required Reserves of 6 month, Audited Reserves of 4.52 month(s) - Due Diligence Vendor-12/16/2023	Ready for Review-Document Uploaded. - Seller-01/16/2024 Ready for Review-Document Uploaded. Document has been uploaded. - Seller-01/03/2024 Ready for Review-Document Uploaded. Evidence was provide please see attached and advise. - Seller-01/03/2024 Ready for Review-Document Uploaded. - Seller-12/29/2023	Waived--Originator exception approval provided with comp factors. - Due Diligence Vendor-01/16/2024	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is 55 points above minimum for program Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed by 27%		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XXXXX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	1318500
XXXXX	335094	XXXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XXXXX	Investment	Refinance	Cash Out - Other
XXXXX	335096	XXXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XXXXX	Investment	Refinance	Cash Out - Other
XXXXX	345258	XXXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XXXXX	Investment	Refinance	Cash Out - Other